Stockholders' Equity (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 22, 2023	Aug. 31, 2023	Nov. 17, 2022	Dec. 31, 2023	Sep. 25, 2023	Dec. 31, 2022
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued				160,084,250	474,683	141,348,856
Share price				$ 18
Warrants outstanding				6,854,309		6,899,988
Preferred stock, shares outstanding				29,057,097		29,057,097
Treasury Stock Common Shares Outstanding				60,068,585		0
Shares issued, shares				250,000
Payment made to Investor				$ 8,650
Common Stock Issued				$ 16		$ 14
Preferred Stock Member
Shareholders' Equity (Details) [Line Items]
Preferred stock, shares outstanding				29,057,097		29,057,097
Hudson Bay [Member]
Shareholders' Equity (Details) [Line Items]
Proceed from Securities and Warrants issued		$ 118,600
Common Stock Issued				$ 500
Cove Lane [Member]
Shareholders' Equity (Details) [Line Items]
Common Stock Issued				$ 300
A R Yorkville Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued				632,431
Purchase of stock, percentage				98.00%
Common stock sold				11,552,074
Proceeds from sale of common stock				$ 32,300
Right to sell maximum number of common stock shares			$ 500,000	$ 500,000
A R Yorkville Purchase Agreement [Member] | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued, shares				250,000
B. Riley Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued				250,000
Purchase of stock, percentage				98.00%
Common stock sold				1,414,554
Proceeds from sale of common stock				$ 3,200
Right to sell maximum number of common stock shares			$ 500,000
ATM Sales Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Number sale of common stock shares	170,000,000
Proceeds from sale of common shares percentage				3.00%
ATM Sales Agreement [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Number sale of common stock shares	170,000,000
Warrants [Member] | Warrant Transfer Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Price per share				$ 0.01
Warrants outstanding				3,613,383		4,104,000
Treasury Stock [Member]
Shareholders' Equity (Details) [Line Items]
Treasury Stock Common Shares Outstanding				60,068,585